MINERAL RIGHTS (Schedule of Mineral Rights) (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Mineral rights	$ 63,741,000	$ 63,741,000	$ 64,041,000
Maricunga [Member]
Mineral rights		63,741,000	63,741,000
Noto [Member]
Mineral rights			$ 300,000